Intangible assets - Goodwill and Brand names allocation to CGUs (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Intangible assets
Goodwill	$ 7,413	$ 7,433	$ 7,419
Consumer
Intangible assets
Goodwill	4,829	4,829
Business & Wealth
Intangible assets
Goodwill	2,122	2,122
New Zealand
Intangible assets
Goodwill	462	482
Brand names
Intangible assets
Intangible assets	638	638
Brand names | Consumer
Intangible assets
Intangible assets	350	350
Brand names | Business & Wealth
Intangible assets
Intangible assets	288	288
Brand names | Business
Intangible assets
Goodwill	1,812	1,812
Computer software
Intangible assets
Intangible assets	2,414	2,675	2,797
Parent Entity
Intangible assets
Goodwill	6,253	6,253	6,253
Parent Entity | Consumer
Intangible assets
Goodwill	4,484	4,484
Parent Entity | Business & Wealth
Intangible assets
Goodwill	1,769	1,769
Parent Entity | Brand names
Intangible assets
Intangible assets	636	636
Parent Entity | Brand names | Consumer
Intangible assets
Intangible assets	350	350
Parent Entity | Brand names | Business & Wealth
Intangible assets
Intangible assets	286	286
Parent Entity | Computer software
Intangible assets
Intangible assets	$ 2,029	$ 2,242	$ 2,371